Brown Advisory Sustainable Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 9.1%
Alphabet, Inc. - Class C	9,280	$1,449,814
Comcast Corp. - Class A	138,093	5,095,632
Nexstar Media Group, Inc.	9,791	1,754,743
T-Mobile US, Inc.	18,195	4,852,789
		13,152,978

Consumer Discretionary - 5.9%
Best Buy Co., Inc.	20,176	1,485,155
Expedia Group, Inc.	11,463	1,926,930
LKQ Corp.	59,411	2,527,344
Wyndham Hotels & Resorts, Inc.	28,817	2,608,227
		8,547,656

Consumer Staples - 5.5%
Kenvue, Inc.	78,233	1,876,027
Unilever PLC - ADR	101,050	6,017,528
		7,893,555

Energy - 6.0%
ChampionX Corp.	98,866	2,946,207
Schlumberger NV	85,628	3,579,250
Weatherford International PLC	41,576	2,226,395
		8,751,852

Financials - 22.4%
American International Group, Inc.	74,157	6,447,210
Ameriprise Financial, Inc.	3,029	1,466,369
Bank of America Corp.	111,032	4,633,365
Citigroup, Inc.	46,862	3,326,733
Equitable Holdings, Inc.	42,164	2,196,323
Fidelity National Information Services, Inc.	76,205	5,690,990
KKR & Co., Inc.	27,594	3,190,142
Willis Towers Watson PLC	16,318	5,514,668
		32,465,800

Health Care - 17.3%
Cardinal Health, Inc.	45,340	6,246,492
Elevance Health, Inc.	8,771	3,815,034
Gilead Sciences, Inc.	23,218	2,601,577
ICON PLC (a)	13,493	2,361,140
Labcorp Holdings, Inc.	12,551	2,921,120
Medtronic PLC	21,576	1,938,819
Sanofi SA - ADR	92,241	5,115,686
		24,999,868

Industrials - 10.6%
Ferguson Enterprises, Inc.	32,112	5,145,306
Masco Corp.	27,405	1,905,744
Pentair PLC	30,031	2,627,112
Trane Technologies PLC	10,799	3,638,399
Waste Connections, Inc.	10,364	2,022,949
		15,339,510

Information Technology - 9.3%
Applied Materials, Inc.	12,008	1,742,601
Cisco Systems, Inc.	23,264	1,435,621
Dell Technologies, Inc. - Class C	35,584	3,243,482
Flex Ltd. (a)	63,776	2,109,710
NXP Semiconductors NV	10,440	1,984,226
TD SYNNEX Corp.	28,928	3,007,355
		13,522,995

Materials - 4.7%
CRH PLC	76,534	6,732,696

Real Estate - 2.5%
CBRE Group, Inc. - Class A (a)	27,855	3,642,877

Utilities - 2.5%
Constellation Energy Corp.	17,626	3,553,930
TOTAL COMMON STOCKS (Cost $121,971,259)		138,603,717

SHORT-TERM INVESTMENTS - 5.7%	Shares	Value
Money Market Funds - 5.7%
First American Government Obligations Fund - Class Z, 4.23% (b)	8,287,198	8,287,198
TOTAL SHORT-TERM INVESTMENTS (Cost $8,287,198)		8,287,198

TOTAL INVESTMENTS - 101.5% (Cost $130,258,457)		146,890,915
Liabilities in Excess of Other Assets - (1.5)%		(2,205,345)
TOTAL NET ASSETS - 100.0%		$144,685,570
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Sustainable Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$138,603,717	$–	$–	$138,603,717
Money Market Funds	8,287,198	–	–	8,287,198
Total Investments	$146,890,915	$–	$–	$146,890,915

Refer to the Schedule of Investments for further disaggregation of investment categories.